Current and long-term debt - Schedule of current and non-current portion of debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Current portion of long-term bank debt and bonds	$ 31,504	$ 235,278
Sale and leaseback	269,145	178,062
Current portion of long-term debt	300,649	413,340
Non-current portion of bank debt and bonds	264,106	666,409
Sale and leaseback	871,469	1,461,929
Total debt outstanding	1,436,224	2,541,678
Deferred financing fees
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	1,325
Non-current portion of bank debt and bonds	11,433
Total debt outstanding	12,758	24,821
Unamortized deferred financing fees	500	1,100
Deferred financing fees | Finance lease
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	800	1,400
Non-current portion of bank debt and bonds	4,000	10,600
Sale and leaseback	7,400	11,800
Total debt outstanding	8,200	13,100
Prepaid interest, borrowings	$ 2,500	$ 3,100